CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 29,287	177,295	178,121
Restricted cash	965	5,840	7,190
Term deposits	297	1,800	2,200
Accounts receivable, net	8,054	48,755	67,906
Amounts due from related parties			500
Deferred tax assets	1,822	11,032	15,436
Prepaid and other current assets, net	39,572	239,556	317,735
Consideration receivable, net	31,529	190,866	13,800
Assets classified as held for sale			1,078,092
Total current assets	111,526	675,144	1,680,980
Non-current assets:
Property and equipment, net	44,157	267,315	313,021
Land use rights, net	335	2,025	2,069
Intangible assets, net	36,520	221,080	268,106
Goodwill	86,291	522,380	624,392
Deferred tax assets, net	13,496	81,702	53,083
Other non-current assets	30,355	183,763	238,707
Total non-current assets	211,154	1,278,265	1,499,378
Total assets	322,680	1,953,409	3,180,358
Current liabilities:
Short-term borrowings (including consolidated VIE amount without recourse to the company of RMB nil and RMB 68,430 as of December 31, 2012 and 2013, respectively)	16,259	98,430	60,000
Convertible loan (including consolidated VIE amount without recourse to the company of RMB nil and RMB nil as of December 31, 2012 and 2013, respectively)	16,999	102,905	121,156
Deferred revenue (including consolidated VIE amount without recourse to the company of RMB 476,056 and RMB 523,579 as of December 31, 2012 and 2013, respectively)	88,362	534,917	490,103
Accounts payable (including consolidated VIE amount without recourse to the company of RMB 31,971 and RMB 29,250 as of December 31, 2012 and 2013, respectively)	6,766	40,961	46,014
Accrued and other liabilities (including consolidated VIE amount without recourse to the company of RMB 271,087 and RMB 270,120 as of December 31, 2012 and 2013, respectively)	68,688	415,810	400,361
Income taxes payable (including consolidated VIE amount without recourse to the company of RMB 87,181 and RMB 94,775 as of December 31, 2012 and 2013, respectively)	37,123	224,734	197,003
Amounts due to related parties (including consolidated VIE amount without recourse to the company of RMB 4,211 and RMB 10,035 as of December 31, 2012 and 2013, respectively)	1,988	12,035	4,211
Amount due to deconsolidated subsidiaries(including consolidated VIE amount without recourse to the company of RMB nil and RMB 10,670 as of December 31, 2012 and 2013, respectively)	3,658	22,144
Liabilities classified as held for sale (including consolidated VIE amount without recourse to the company of RMB 381,051 and RMB nil as of December 31, 2012 and 2013, respectively)			381,051
Total current liabilities	239,843	1,451,936	1,699,899
Non-current liabilities:
Deferred tax liabilities (including consolidated VIE amount without recourse to the company of RMB 73,400 and RMB 62,172 as of December 31, 2012 and 2013, respectively)	17,138	103,750	96,504
Total non-current liabilities	17,138	103,750	96,504
Total liabilities	256,981	1,555,686	1,796,403
Commitments and contingencies
EQUITY
Preferred shares (US$ 0.0001 par value; 50,000,000 shares authorized, nil issued and outstanding as of December 31, 2012 and 2013)
Ordinary shares (US$0.0001 par value; 1,200,000,000 and 1,200,000,000 shares authorized, 145,975,484 and 176,776,612 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	20	122	103
Additional paid-in capital	447,102	2,706,621	2,500,273
Statutory reserve	13,336	80,731	116,406
Accumulated deficit	(392,339)	(2,375,099)	(1,503,956)
Accumulated other comprehensive deficit	(2,623)	(15,877)	(17,116)
Total Ambow Education Holding Ltd.'s equity	65,496	396,498	1,095,710
Non-controlling interest	203	1,225	288,245
Total equity	65,699	397,723	1,383,955
Total liabilities and equity	$ 322,680	1,953,409	3,180,358